Basis of Presentation and General Information (Details Narrative) $ / shares in Units, $ in Thousands	7 Months Ended		10 Months Ended		12 Months Ended
	Jul. 22, 2022 EUR (€)	Aug. 14, 2021	Nov. 13, 2023 USD ($)	Oct. 20, 2021 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 21, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 27, 2023 USD ($) $ / shares shares
Property, Plant and Equipment [Line Items]
Formation Date					Jan. 16, 2007
Number of vessels					23		20
Acquisition price					$ 813,000
Advances for vessels under construction					279,783		$ 0	$ 0
Assumption of debt					196,317		0	$ 866,344
Advances for vessels under construction					174,400		$ 24,000
Remaining amount to be paid					$ 2,479,500
CPLP Shipping Holding PLC [Member]
Property, Plant and Equipment [Line Items]
Date of incorporation		Aug. 14, 2021
Ownership percentage of Partnership		100.00%
CPLP Shipping Holding PLC [Member] | Unsecured 2022 Bonds [Member]
Property, Plant and Equipment [Line Items]
Debt Instrument, Face Amount | €	€ 100,000,000
Maturity date	July 2029
Frequency of payment	semi-annually
Fixed interest rate of coupon bond	4.40%
CPLP Shipping Holding PLC [Member] | Unsecured 2021 Bonds [Member]
Property, Plant and Equipment [Line Items]
Debt Instrument, Face Amount | €				€ 150,000,000
Maturity date				October 2026
Frequency of payment				semi-annually
Fixed interest rate of coupon bond				2.65%
Rights Offering [Member]
Property, Plant and Equipment [Line Items]
Subscription of common units | shares									445,988
Subscription price of common units | $ / shares									$ 14.25
Rights Offering [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Unit purchase amount									$ 500,000
Standby Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Subscription of common units | shares						34,641,731
Umbrella Agreement with CMTC and CGP [Member] | Vessel SPAs' [Member]
Property, Plant and Equipment [Line Items]
Number of companies acquired			11
Yard			Hyundai
Acquisition price			$ 3,130,000
Number of purchase agreements						11
Percentage of equity interests acquired						100.00%
Umbrella Seller's Credit [Member]
Property, Plant and Equipment [Line Items]
Seller's credit - maximum borrowing capacity						$ 220,000
Description of scope						to finance a portion of the purchase price for certain of the Initial and Remaining Vessels
Neo Panamax Container Carrier Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels					12
Panamax Container Carrier Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels					3
X-DF Liquefied Natural Gas Carrier Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels					8
LNG/C Amore Mio I [Member] | From the Partnership to CMTC [Member]
Property, Plant and Equipment [Line Items]
Advances for vessels under construction						$ 141,683
Assumption of debt						196,317
Initial Vessels [Member] | Vessel SPAs' [Member]
Property, Plant and Equipment [Line Items]
Advances for vessels under construction						$ 174,400
Percentage of aggregate acquisition price						10.00%
Remaining amount to be paid						$ 1,569,600
LNG/ C Axios II [Member] | Initial Vessels | Vessel SPAs' [Member]
Property, Plant and Equipment [Line Items]
Delivery Date						Jan. 02, 2024
Remaining Vessels [Member] | Vessel SPAs' [Member]
Property, Plant and Equipment [Line Items]
Percentage of equity interests acquired						100.00%
Advances for vessels under construction						$ 138,100
Remaining amount to be paid						$ 909,900